Income from Discontinued Operations, Net - Total carrying amount of the consolidated net assets disposed (Details) - MXN ($) $ in Thousands	Jan. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents		$ (51,130,992)	$ (25,828,215)	$ (29,058,093)	$ (27,452,265)
Trade accounts and notes receivable, net		(8,457,302)	(13,093,011)
Other accounts, taxes receivable and notes receivable, net		(315,006)	(1,026,218)
Transmission rights and programming		(888,344)	(7,591,669)
Other current assets		(2,379,571)	(4,169,299)
Total current assets		(81,576,823)	(73,258,950)
Non-current assets:
Transmission rights and programming		(1,022,782)	(12,841,026)
Investments in financial instruments		(3,389,485)	(6,076,079)
Property, plant and equipment, net		(82,236,399)	(87,922,126)	(83,281,627)
Right-of-use assets, net		(6,670,298)	(7,604,567)	$ (7,212,165)
Intangible assets and goodwill, net		(41,123,587)	(42,255,881)
Deferred income tax assets		(18,769,968)	(33,173,148)
Other assets		(258,378)	(172,221)
Total non-current assets		(217,530,708)	(220,483,131)
Total assets		(299,107,531)	(293,742,081)
Current liabilities:
Current portion of lease liabilities		1,373,233	1,478,382
Trade accounts payable and accrued expenses		16,083,858	22,874,341
Customer deposits and advances		1,841,097	8,998,556
Due to related parties		88,324	82,070
Other current liabilities		1,510,127	2,516,057
Total current liabilities		34,370,918	56,669,522
Non-current liabilities:
Lease liabilities, net of current portion		6,995,839	8,202,177
Post-employment benefits		771,468	1,913,680
Other non-current liabilities		2,171,262	6,407,696
Total non-current liabilities		120,606,708	140,548,495
Total liabilities		$ 154,977,626	$ 197,218,017
Discontinued operations
Current assets:
Cash and cash equivalents	$ (1,890,141)
Trade accounts and notes receivable, net	(1,997,862)
Other accounts, taxes receivable and notes receivable, net	(2,388,939)
Transmission rights and programming	(7,162,846)
Other current assets	(2,312,941)
Total current assets	(15,752,729)
Non-current assets:
Transmission rights and programming	(8,513,024)
Investments in financial instruments	(1,721,654)
Property, plant and equipment, net	(3,955,680)
Right-of-use assets, net	(2,179,704)
Intangible assets and goodwill, net	(623,818)
Deferred income tax assets	(7,847,995)
Other assets	(9,716)
Total non-current assets	(24,851,591)
Total assets	(40,604,320)
Current liabilities:
Current portion of lease liabilities	470,686
Trade accounts payable and accrued expenses	6,856,041
Customer deposits and advances	2,071,060
Due to related parties	5,383,763
Other current liabilities	1,983,995
Total current liabilities	16,765,545
Non-current liabilities:
Lease liabilities, net of current portion	1,703,747
Post-employment benefits	1,105,376
Other non-current liabilities	4,246,327
Total non-current liabilities	7,055,450
Total liabilities	23,820,995
Deconsolidation Net Assets	3,598,567
Total net assets	(13,184,758)
consideration received, satisfied in cash	67,985,597
Cash and cash equivalents disposed of	(1,890,143)
Net cash inflows	$ 66,095,454